Borrowings - Summary of Movement in Borrowings (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of detailed information about borrowings [line items]
Beginning balance		₨ 662,262	$ 8,784	₨ 581,588
Cash flow		(89,854)	(1,192)	75,707
Borrowings on acquisition through business combination				67
Other non-cash changes	[1]	3,830	51	2,119
Foreign currency translation differences		3,237	43	2,781
Ending balance		579,475	$ 7,686	662,262
Short term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance		229,820		219,512
Cash flow		(118,151)		6,251
Borrowings on acquisition through business combination				67
Other non-cash changes	[1]	570		433
Foreign currency translation differences		471		3,557
Ending balance		112,710		229,820
Long term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance		432,442		362,076
Cash flow		28,297		69,456
Other non-cash changes	[1]	3,260		1,686
Foreign currency translation differences		2,766		(776)
Ending balance		₨ 466,765		₨ 432,442

[1]	Other non-cash changes comprises of amortisation of borrowing costs, foreign exchange difference on borrowings.